Revenue	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Planet Labs Inc [Member]
Revenue

3.	Revenue
Deferred Revenue
During the nine months ended October 31, 2021 and 2020, the Company recognized revenue of $35.3 million and $33.9 million, respectively, that had been included in deferred revenue as of January 31, 2021 and 2020, respectively.
Remaining Performance Obligations
The Company often enters into multi-year imagery licensing arrangements with its customers, whereby the Company generally invoices the amount for the first year of the contract at signing followed by subsequent annual invoices at the anniversary of each year. Remaining performance obligations represent the amount of contracted future revenue that has not yet been recognized, which includes both deferred revenue and non-cancelable
contracted revenue that will be invoiced and recognized in revenue in future periods. The Company’s remaining performance obligations were $154.8 million as of October 31, 2021, which consists of both deferred revenue of $55.0 million and non-cancelable
contracted revenue that will be invoiced in future periods of $99.8 million. The Company expects to recognize approximately 68% of the remaining performance obligation over the next 12 months, approximately 92% of the remaining obligation over the next 24 months, and the remainder thereafter.

Disaggregation of Revenue
The following table disaggregates revenue by major geographic region:

	Nine Months Ended October 31,
(in thousands)	2021	2020
United States	$39,293	$44,219
Norway	10,914	98
Canada	6,476	14,171
Rest of world	37,380	24,399

Total revenue	$94,063	$82,887

No single country in the Rest of world accounted for more than 10% of revenue for the nine months ended October 31, 2021 and 2020.
Costs to Obtain and Fulfill a Contract
Commissions paid to the Company’s direct sales force are considered incremental costs of obtaining a contract with a customer. Accordingly, commissions are capitalized when incurred and amortized to sales and marketing expense over the period of benefit from the underlying contracts. The period of benefit from the underlying contract is consistent with the timing of transfer to the performance obligations to which the capitalized costs relate, and is generally consistent with the contract term.
During the nine months ended October 31, 2021 and 2020, the Company deferred $1.2 million and $2.5 million of commission expenditures to be amortized in future periods. The Company’s amortization of commission expenditures was $1.7 million and $1.3 million for the nine months ended October 31, 2021 and 2020, respectively. As of October 31, 2021 and January 31, 2021, deferred commissions consisted of the following:

	October 31,	January 31,
(in thousands)	2021	2021
Deferred commission, current	$1,206	$1,030
Deferred commission, non-current	1,102	1,697

Total deferred commission	$2,308	$2,727

The current portion of deferred commissions are included in prepaid expenses and other current assets on the unaudited condensed consolidated balance sheets. The non-current
portion of deferred commissions are included in other
non-current
assets on the unaudited condensed consolidated balance sheets.

3.	Revenue
Deferred Revenue
During the years ended January 31, 2021 and 2020, the Company recognized revenue of $34.7 million and $35.1 million, respectively, that had been included in deferred revenue as of January 31, 2020 and February 1, 2019, respectively.
Remaining Performance Obligations
The Company often enters into multi-year imagery licensing arrangements with its customers, whereby the Company generally invoices the amount for the first year of the contract at signing followed by subsequent annual invoices at the anniversary of each year. Remaining performance obligations represent the amount of contracted future revenue that has not yet been recognized, which includes both deferred revenue and non-cancelable
contracted revenue that will be invoiced and recognized in revenue in future periods. The Company’s remaining performance obligations were $145.4 million as of January 31, 2021, which consists of both deferred revenue of $72.7 million and non-cancelable
contracted revenue that will be invoiced in future periods of $72.7 million. The Company expects to recognize approximately 59% of the remaining performance obligation over the next 12 months, approximately 82% of the remaining obligation over the next 24 months, and the remainder thereafter.
Disaggregation of Revenue
The following table disaggregates revenue by major geographic region:

	Year Ended January 31,
(in thousands)	2021	2020
United States	$61,471	$54,857
Canada	15,910	16,678
Rest of world	35,787	24,201

Total revenue	$113,168	$95,736

No single country other than the U.S. and Canada accounted for more than 10% of revenue for the years ended January 31, 2021 and 2020.
Costs to Obtain and Fulfill a Contract
Commissions paid to the Company’s direct sales force are considered incremental costs of obtaining a contract with a customer. Accordingly, commissions are capitalized when incurred and amortized to sales and marketing expense over the period of benefit from the underlying contracts. The period of benefit from the underlying contract is consistent with the timing of transfer to the performance obligations to which the capitalized costs relate, and is generally consistent with the contract term.
During the years ended January 31, 2021 and 2020, the Company deferred $3.0 million and $0.3 million of commission expenditures to be amortized in future periods. The Company’s amortization of commission expenditures was $1.9 million and $1.3 million for the years ended January 31, 2021 and 2020, respectively. As of January 31, 2021 and 2020, deferred commissions consisted of the following:

	January 31,
(in thousands)	2021	2020
Deferred commission, current	$1,030	$1,534
Deferred commission, non-current	1,697	102

Total deferred commission	$2,727	$1,636

The current portion of deferred commissions are included in prepaid expenses and other current assets on the consolidated balance sheets. The non-current
portion of deferred commissions are included in other
non-current
assets on the consolidated balance sheets.